Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 36,548	$ 23,678
Prepayments	7,175	8,713
VAT receivable	2,344	1,849
Accounts receivable	2,088	0
Lease and lease deposit receivable	29	68
Other asset	135	240
Grant income receivable	2	384
Other receivable	271	271
Deferred cost	351	1,073
Total prepaid expenses and other current assets	$ 48,943	$ 36,276